Cover	Jul. 23, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 23, 2024
Entity File Number	001-41023
Entity Registrant Name	NEW PROVIDENCE ACQUISITION CORP. II
Entity Central Index Key	0001837929
Entity Tax Identification Number	86-1433401
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10900 Research Blvd
Entity Address, Address Line Two	Suite 160C
Entity Address, Address Line Three	PMB 1081
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	561
Local Phone Number	231-7070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-third of one redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-third of one redeemable Warrant
Trading Symbol	NPABU
Security Exchange Name	NASDAQ
Class A Common Stock included as part of the Units
Title of 12(b) Security	Class A Common Stock included as part of the Units
Trading Symbol	NPAB
Security Exchange Name	NASDAQ
Warrants included as part of the Units, each whole Warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants included as part of the Units, each whole Warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	NPABW
Security Exchange Name	NASDAQ